UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2010 through June 30, 2011





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Universal Corp		8/03	Election Of Directors	Co	FOR	FOR
UVV	913456109

H.J. Heinz Co.		8/12	Election of directors	CO	For	For
HNZ	423074103	8/12	Ratify Ind. Acct. Firm	Co	For	For
			8/12	SH Prop. writtn consent	Co	Against	Against

Sysco COrp.		11/12	Election of directors	Co	For	For
SYY	871829107	11/12	Amnd '74 Stk purch pln	Co	For	For
			11/12	Ratify Ernst&yng acc.	co	For	For

Eli Lilly and CO.	4/18	Election of directors	Co	For	For
LLY	532457108	4/18	Ratify Ernst&yng acc.	Co	For	For
			4/18	2010 Exec. Compensation Co	For	For
			4/18	Freq of advisry Votes	Co	1YR	1YR
			4/18	Amendmnts to Art of Inc.Co	For	For
			4/18	Supermaj. voting req.	Co	For	For
			4/18	Apprv EO Incent. plan	Co	For	For

Olin Corp.		4/28	Election of directors	Co	For	For
OLN	680665205	4/28	Compensatn vote for EO	Co	For	For
			4/28	Freq SH vote on Exec Co	Co	1YR	1YR
			4/28	Ratify Indep. Acctng Fm.Co	For	For

AT&T Inc.		4/29	Election of Directors	Co	For	For
T	00206R102	4/29	Ratify Ind. Auditors	Co	For	For
			4/29	Apprv '11 Incentv plan	Co	For	For
			4/29	Vote on Exec Compentsn	Co	For	For
			4/29	Freq of advisry Votes	Co	3YR	3YR
			4/29	SH prop Polit. Contrib	Co	Against	Against
			4/29	Special SH Mtgs. prop	Co	Against	Against
			4/29	SH Prop. Writtn Consent	Co	Against	Against

The Hershey Company	4/28	Election of Directors	Co	For	For
HSY	427866108	4/28	Ratify KPMG as Ind Aud.	Co	For	For
			4/28	Vote on Exec Compentsn	Co	For	For
			4/28	Freq SH vote on Exec Co	Co	1YR	1YR
			4/28	Apprv Eqty & Incentv plnCo	For	For

Kimberly-Clark Corp	4/21	Election of Directors	Co	For	For
KMB	494368103	4/21	Ratification of Auditrs	Co	For	For
			4/21	Apprv '11 Dir. Compens.	Co	For	For
			4/21	Apprv '11 Equity Partic	Co	For	For
			4/21	Vote on Exec Compentsn	Co	For	For
			4/21	Freq of advisry Votes	Co	1YR	1YR

Pfizer Inc.		3/01	Election of Directors	Co	For	For
PFE	717081103	3/01	Ratification of KPMG	Co	For	For
			3/01	Vote on Exec Compentsn	Co	For	For
			3/01	Freq of advisry Votes	Co	2YR	2YR
			3/01	SH prop Polit. Contrib	Co	Against	Against
			3/01	SH prop. Public Polic.	Co	Against	Against
			3/01	Sh prop. Pharm. prices	Co	Against	Against
			3/01	SH Prop. written Consnt Co	Against	Against
			3/01	Special SH Mtgs. prop	Co	Against	Against
			3/01	SH prop. Animal resrch  Co	Against	Against

Valero Energy Corp	4/28	Election of Directors	Co	For	For
VLO	91913Y100	4/28	Elimnate Classified Bd	Co	For	For
			4/28	Ratification of KPMG	Co	For	For
			4/28	'11 Omnibus Stk. Inc    Co	For	For
			4/28	'10 Appv Compenstn EO   Co	For	For
			4/28	Freq SH vote on Exec Co	Co	1YR	1YR
			4/28	SH Disc Politcl Contrib Co	Against	Against
			4/28	SH Revw Politcl Contrib Co	Against	Against
			4/28	SH Reduce Accidnt Risk  Co	Against	Against

Verizon Communications	5/05	Election of Directors	Co	For	For
VZ	92343V104	5/05	Ratify Ind. Acct. Firm	Co	For	For
			5/05	Advisory Vote Exec. 	Co	For	For
			5/05	Freq of advisry Votes	Co	1YR	1YR
			5/05	Gender Identy Nondiscr	Co	Against	Against
			5/05	Disc. Gov't Service 	Co	Against	Against
			5/05	Perf. Stk Unit ThreshhldCo	Against	Against
			5/05	Cumulative Voting	Co	Against	Against
			5/05	Special SH Mtgs. prop   Co	Against	Against

General Electric	4/27	Election of Directors	Co	For	For
GE	369604103	4/27	Ratification of KPMG	Co	For	For
			4/27    Advsry Res. on Exec Co. Co	For	For
			4/27	Shareowner Proposals	Co	Against	Against

Norfolk SOuthern Corp	5/12	Election of Directors	Co	For	For
NSC	655844108	5/12	Ratify KPMG as Ind Aud.	Co	For	For
			5/12	Apprv Exec. Compenstn	Co	For	For
			5/12	Apprv SH Advsry Vote	Co	For	For

Conoco Phillips		5/11	Election of Directors	Co	For	For
COP	20825C104	5/11	Ratify Ernst&yng acc.	Co	For	For
			5/11	Apprv Exec. Compenstn	Co	For	For
			5/11	Freq of advisry Votes	Co	Abstain	Abstain
			5/11	'11 Omnibus Stk&perf plnCo	For	For
			5/11	Gender Express Nondisc.	Co	Against	Against
                        5/11	Political Contributions co	Against	Against
			5/11 	Rep Grassroots Expendit.Co	Against	Against
			5/11	Accidnt Risk Mitigation Co	Against	Against
			5/11	Compny Environmnt Polic	Co	Against	Against
			5/11	Greenhouse Gas Reduct.	Co	Against	Against
			5/11	Fin risks of clim chnge	Co	Against	Against
			5/11	Canadian Oil Sands	Co	Against	Against

Philip Morris Inter.	5/11	Election of Directors	Co	For	For
PM	718172109	5/11	Ratify Ind. Auditors	Co	For	For
			5/11	Advisory Vote Exec. 	Co	For	For
			5/11	Freq of advisry Votes	Co	1YR	1YR
			5/11	Stkhldr Prop1/Food/Tob.	Co	Against	Against
			5/11	stkhldr Prop2/IndepBoardCo	Against	Against

Exelon Corp.		5/03	Election of directors	CO	For	For
EXC	30161N101	5/03	Rat. Prcewtrhscprs acct.Co	For	For
			5/03	Advisory Vote Exec. 	Co	For	For
			5/03	Freq of advisry Votes	Co	1YR	1YR

Altria Group, Inc.	5/19	Election of Directors	Co	For	For
MO	02209S103	5/19	Ratify Indp.Auditors	Co	For	For
			5/19	Advisory Vote Exec. 	Co	For	For
			5/19	Stkhldr Prop. Tob. Flvr Co	Against	Against

Intel Corporation	5/19	Election of Directors	Co	For	For
INTC	458140100	5/19	Ratify Ernst&yng acc.	Co	For	For
			5/19	'06 Equity Incent. pln	Co	For	For
			5/19	'06 Stk Purchase pln	Co	For	For
			5/19	Advs. Vote on Exec Comp.co	For	For
			5/19	Freq of advisry Votes	Co	Abstain	Abstain

Diamond Offshore	5/23	Election of Directors	Co	For	For
DO	25271C102	5/23	Ratify Del&touch acc.	Co	For	For
			5/23	Advisory Vote Exec. 	Co	For	For
			5/23	Freq vote on Exec Comp	Co	1YR	1YR

Freeport-McMoran C&G	6/15	Election of Directors	co	For	For
FCX	35671D857	6/15	Advisory Vote Exec. 	Co	For	For
			6/15	Freq of advisry Votes	Co	1YR	1YR
			6/15	Ratify Ernst&yng acc.	Co	For	For
			6/15	Stk Holder Proposal	Co	Against	Against

Merck & Co., Inc.	5/24	Election of Directors	co	For	For
MRK	589331107	5/24	Ratify Ind. acctng frm	Co	For	For
			5/24	Advisory Vote Exec. 	Co	For	For
			5/24	Freq of advisry Votes	Co	3YR	3YR

Chevron Corp.		5/25	Election of Directors	co	For	For
CVX	166764100	5/25	Ratify Ind. acctng frm	Co	For	For
			5/25	Advisory Vote Exec. 	Co	For	For
			5/25	Freq of advisry Votes	Co	1YR	1YR
			5/25	Sh Prop. Indep Directr  Co	Against	Against
			5/25	Sh Prop. Humans rghts 	Co	Against	Against
			5/25	Sh Prop. Sustain Metric	Co	Against	Against
			5/25	Sh Prop. Country Slctn	Co	Against	Against
			5/25	Sh Prop. Fin Rsk Climt	Co	Against	Against
			5/25	Sh Prop. Hydraulic Frct Co	Against	Against
			5/25	Sh Prop. Offshore oil	Co	Against	Against

The Home Depot		6/02	Election of Directors	Co	For	For
HD	437076102	6/02	Ratify KPMG as Ind. acc	Co	For	For
			6/02	Advisory Vote Exec. 	Co	For	For
			6/02	Freq of advisry Votes	Co	1YR	1YR
			6/02	Act by written consent	Co	For	For
			6/02	Sh Prop Cumultv Voting	Co	Against	Against
			6/02	Sh Prop Spec SH mtgs	Co	Against	Against
			6/02    Sh Prop Employ Diversty Co	Against	Against
			6/02	Sh Prop Election Policy Co	Against	Against

Wal-Mart Stores, Inc.	6/03	Election of Directors	Co	For	For
WMT	931142103	6/03	Ratify Ernst&yng acc.	Co	For	For
			6/03	Advisory Vote Exec. 	Co	For	For
			6/03	Freq of advisry Votes	Co	1YR	1YR
			6/03	Gender Idnty Non-discr.	Co	Against	Against
			6/03	Politicl Contrib. Rep.	Co	Against	Against
			6/03	Special Shrhldrs Mtg.	Co	Against	Against
			6/03	Req. Sustainblty Report	Co	Against	Against
			6/03	Clim. Change risk Disc.	Co	Against	Against


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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/9/11